ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and cash flows of the Consolidated Plan (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Assets, liabilities and cash flows of the Consolidated Plan
Cash and cash equivalents			¥ 3,571,745		¥ 1,180,787	¥ 1,392,339	$ 560,485
Amounts due from related parties			125,198		182,409		19,646
Prepayments and other current assets			1,172,472		1,603,447		183,985
Total current assets			6,843,550		9,367,711		1,073,901
Restricted cash			1,069,244		333,313		167,788
Total non-current assets			4,500,333		10,503,112		706,201
Total assets			11,343,883		19,870,823		1,780,102
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)			287,814		95,149		45,164
Amounts due to related parties			2,763		29,247		434
Accrued expenses and other liabilities			(1,591,639)		(1,407,253)		(249,763)
Total current liabilities			5,851,850		12,634,249		918,283
Total non-current liabilities			3,275,169		5,511,970		513,945
Total liabilities			9,127,019		18,146,219		1,432,228
Net revenue			11,425,836	$ 1,792,963	10,528,234	10,481,001
Cost of revenue			11,625,224	1,824,251	10,285,952	9,927,990
Net income			261,907	41,100	(2,025,508)	(202,416)
Net cash used in operating activities			(2,803,961)	(440,003)	(231,235)	852,833
Net cash generated from (used in) investing activities			4,542,718	712,852	(872,933)	(1,912,482)
Net cash generated from financing activities			(575,760)	(90,349)	1,548,184	2,011,812
Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)			84,006				13,182
Lease receivable with future cash flow transferred	¥ 577,347	$ 90,598
Lease receivable with future cash flow transferred discounted amount	¥ 449,671	$ 70,653
Consolidated Plan | Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Cash and cash equivalents			26,166				4,106
Amounts due from related parties			175,253		301,914		27,501
Prepayments and other current assets			12,046				1,890
Total current assets			213,465		301,914		33,497
Restricted cash					90,000
Amounts due from related parties			41,248		230,000		6,473
Total non-current assets			41,248		320,000		6,473
Total assets			254,713		621,914		39,970
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB96,829 and RMB84,006(US$13,182) as of December 31, 2020 and 2021, respectively)			84,006		96,829		13,182
Amounts due to related parties			118,251		205,085		18,556
Accrued expenses and other liabilities			(957)				(151)
Total current liabilities			203,214		301,914		31,889
Amounts due to related parties			51,499		320,000		8,081
Total non-current liabilities			51,499		320,000		8,081
Total liabilities			254,713		621,914		$ 39,970
Net revenue			80,029	12,558
Cost of revenue			64,312	10,092
Net income			5,493	862
Net cash used in operating activities			53,373	8,375
Net cash generated from (used in) investing activities			(233,203)	(36,595)	(234,569)	(297,345)
Net cash generated from financing activities			¥ 115,996	$ 18,202	¥ 284,569	¥ 337,345